Share-Based Payments - Total Costs Related to Employee Share-Based Payments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments	R 186	R 230
2006 share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments	83	197
Sisonke ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments	73	33
Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments	R 30	R 0